Regulatory capital requirements	12 Months Ended
Dec. 31, 2015
Regulatory Capital Requirements
Regulatory Capital Requirments

Note 27 – Regulatory capital requirements

The Corporation and its banking subsidiaries are subject to various regulatory capital requirements imposed by the federal banking agencies. Failure to meet minimum capital requirements can lead to certain mandatory and additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s consolidated financial statements. On January 1, 2015, the Corporation, BPPR and BPNA became subject to Basel III capital requirements, including also revised minimum and well capitalized regulatory capital ratios and compliance with the standardized approach for determining risk-weighted assets.

The Basel III Capital Rules introduced a new capital measure known as Common Equity Tier I (“CET1”) and related regulatory capital ratio CET1 to risk-weighted assets.

The Basel III Capital Rules provide that a depository institution will be deemed to be well capitalized if it maintained a leverage ratio of at least 5%, a CET1 ratio of at least 6.5%, a Tier 1 risk-based capital ratio of at least 8% and a total risk-based ratio of at least 10%. Management has determined that at December 31, 2015 and 2014, the Corporation exceeded all capital adequacy requirements to which it is subject.

At December 31, 2015 BPPR and BPNA were well-capitalized under the regulatory framework for Basel III. Additionally, at December 31, 2014, the Corporation, BPPR and BPNA were well-capitalized under the applicable capital adequacy guideline of Basel I and the regulatory framework for prompt corrective action.

The Corporation has been designated by the Federal Reserve Board as a Financial Holding Company (“FHC”) and is eligible to engage in certain financial activities permitted under the Gramm-Leach-Bliley Act of 1999.

The following tables present the Corporation’s risk-based capital and leverage ratios at December 31, 2015 and 2014

	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2015
Total Capital (to Risk-Weighted Assets):
Corporation	$4,692,409	18.78%	$1,998,971	8%
BPPR	3,591,547	18.27	1,572,988	8
BPNA	945,132	19.02	397,519	8

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,049,576	16.21%	$1,124,421	4.5%
BPPR	3,339,165	16.98	884,806	4.5
BPNA	908,722	18.29	223,604	4.5

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,049,576	16.21%	$1,499,229	6%
BPPR	3,339,165	16.98	1,179,741	6
BPNA	908,722	18.29	298,139	6

Tier I Capital (to Average Assets):
Corporation	$4,049,576	11.82%	$1,370,145	4%
BPPR	3,339,165	12.21	1,094,291	4
BPNA	908,722	13.74	264,547	4

	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2014
Total Capital (to Risk-Weighted Assets):
Corporation	$4,122,238	19.41%	$1,698,712	8%
BPPR	2,973,500	17.00	1,399,664	8
BPNA	1,216,065	35.77	271,952	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$3,849,891	18.13%	$849,356	4%
BPPR	2,749,051	15.71	699,832	4
BPNA	1,182,899	34.80	135,976	4

Tier I Capital (to Average Assets):
Corporation	$3,849,891	11.94%	$967,505	3%
			1,290,007	4
BPPR	2,749,051	10.63	775,566	3
			1,034,089	4
BPNA	1,182,899	20.01	177,376	3
			236,502	4

The following table presents the minimum amounts and ratios for the Corporation’s banks to be categorized as well-capitalized.

	2015		2014
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$1,966,236	10%	$1,749,580	10%
BPNA	496,899	10	339,939	10

Common Equity Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,278,053	6.5%	(A)	(A)
BPNA	322,984	6.5	(A)	(A)

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,572,988	8%	$1,049,748	6%
BPNA	397,519	8	203,964	6

Tier I Capital (to Average Assets):
BPPR	$1,367,864	5%	$1,292,611	5%
BPNA	330,683	5	295,627	5
(A) - Basel III Capital Rules introduced the Common Equity Tier I ratio which became effective on January 1, 2015.

The final Basel III capital rules require the phase out of non-qualifying Tier 1 capital instruments such as trust preferred securities. At December 31, 2015, the Corporation had $427 million in trust preferred securities outstanding. Beginning on January 1, 2015, approximately $320 million in principal amount of the trust preferred securities no longer qualified for Tier 1 capital treatment, but instead qualified for Tier 2 capital treatment. On January 1, 2016, all $427 million of its outstanding trust preferred securities will lose Tier 1 capital treatment, and will be reclassified to Tier 2 capital.

Beginning January 1, 2016, the Basel III final rules introduce a phase-in capital conservation buffer of 2.5% of risk-weighted assets that is effectively layered on top of the minimum capital risk-based ratios, which places restrictions on the amount of retained earnings that may be used for distributions or discretionary bonus payments as risk-based capital ratios approach their respective “adequately capitalized minimums.”

The following table presents the capital requirements for a standardized approach banking organization under Basel III final rules.

			Minimum Capital Plus Capital Conservation Buffer
	Minimum Capital	Well-Capitalized	2016	2017	2018	2019
Common Equity Tier 1 to Risk-Weighted Assets	4.5%	6.5%	5.125%	5.750%	6.375%	7.000%
Tier 1 Capital to Risk-Weighted Assets	6.0	8.0	6.625	7.250	7.875	8.500
Total Capital to Risk-Weighted Assets	8.0	10.0	8.625	9.250	9.875	10.500
Leverage Ratio	4.0	5.0	N/A	N/A	N/A	N/A